4. Inventories: Schedule of inventories (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013
Details
Raw Materials	$ 206,289	$ 155,531
Finished goods	64,352	24,844
Inventories	$ 270,641	$ 180,375